Annual Fund Operating Expenses	Feb. 23, 2026
Schwab Target 2070 Fund | Schwab Target 2070 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.03%	[1]
Acquired Fund Fees and Expenses	0.58%	[2]
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(1.03%)
Net Expenses (as a percentage of Assets)	0.58%	[2],[3]
Schwab Target 2070 Index Fund | Schwab Target 2070 Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.08%	[5]
Expenses (as a percentage of Assets)	0.16%	[5]
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.08%	[5],[6]

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	AFFE are an estimate based on the expenses the fund expects to incur for its first full fiscal year and reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[4]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[5]	AFFE are an estimate based on the expenses the fund expects to incur for its first full fiscal year and reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds.
[6]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (including AFFE, but excluding taxes and certain non-routine expenses) of the fund to 0.08% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.